Federated Income Securities Trust

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 28, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	FEDERATED INCOME SECURITIES TRUST (the “Registrant”)

Federated Intermediate Corporate Bond Fund

Institutional Shares

Service Shares

Federated Short Term Income Fund

Class A Shares

Institutional Shares

Service Shares

R6 Shares (the “Funds”)

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Funds hereby certify that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2019, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 209 on June 26, 2019.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary